ORGANIZATION	12 Months Ended
Dec. 31, 2010
Nature Of Operations Abstract
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the “Bank”) was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and subsidiaries (the “Group”) is involved in diversified financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, Turkey, UK, South Eastern Europe, Cyprus, Malta, Egypt and South Africa.